Share Capital and Share Premium (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			10 Months Ended	12 Months Ended
	Jan. 31, 2018	Feb. 10, 2017	Feb. 08, 2017	Oct. 19, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Share premium					$ 140,334	$ 139,684	$ 110,013
Proceeds from issuance of share capital					$ 600	9,653	0
Warrants expense						218
Voting rights					Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share.
Borrowings					$ 36,868	41,538
Repayments of debt					19,497	4,399	3,100
Issuance of common stock due to exercise of warrants					$ 600	2,371
Firment Trading Limited
Disclosure of classes of share capital [line items]
Shares issued during period			1,688,500
Warrants exercise price			$ 16
Number of shares called by warrants			623,058
Borrowings			$ 18,524
Credit Facility, Decrease, Forgiveness			$ 16,885
Repayments of debt		$ 1,639
Silaner Investments Limited
Disclosure of classes of share capital [line items]
Shares issued during period			311,500
Warrants exercise price			$ 16
Number of shares called by warrants			114,944
Credit Facility, Decrease, Forgiveness			$ 3,115
Repayments of debt						$ 280	$ 74
February 2017 Private Placement
Disclosure of classes of share capital [line items]
Number of warrants exercised	37,500
Proceeds from warrant exercises	$ 600
Proceeds from issuance of share capital			$ 5,000
Shares issued during period			500,000
Par value per share			$ 0.004
Warrants exercise price			$ 16
Number of outstanding warrants					3,052,321	3,089,821
Number of shares called by warrants			2,500,000		3,052,321	3,089,821
Issuance of common stock due to exercise of warrants						148,181
Issuance of common stock due to exercise of warrants						$ 2,371
October 2017 Private Placement
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital				$ 2,500
Shares issued during period				250,000
Par value per share				$ 0.004
Maximum proportion of owneship interest by a warrant holder after warrants exercises				4.99%
Warrants exercise price				$ 16
Number of outstanding warrants					1,250,000	1,250,000
Number of shares called by warrants				1,250,000	1,250,000	1,250,000
October 2017 Private Placement | Maximum
Disclosure of classes of share capital [line items]
Maximum proportion of owneship interest by a warrant holder after warrants exercises				9.99%
Class B common shares
Disclosure of classes of share capital [line items]
Number of shares outstanding					0	0	0
Series A Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding					0	0	0